Investment Strategy - Alpha Brands(TM) Consumption Leaders ETF	May 21, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in stocks of companies that, in the view of the Fund’s investment sub-adviser, Accuvest Global Advisors Inc. (the “Sub-Adviser”), are leading and/or attractive brands serving consumption focused industries as identified by the Sub-Adviser. In selecting these companies, the Sub-Adviser uses fundamental and technical analyses (as described below).

The Fund’s strategy is based on a consumption theme. This theme is based on the premise that household consumption and business innovation spending (i.e., capital expenditures, research and development spending, etc.) drives every major economy, including the U.S. economy.

Consumption habits for consumers and businesses are often influenced by brand loyalty and brand relevancy, among other factors, such as technological superiority, business spending trends, demographics, consumer balance sheet health, and income levels. The overall focus of the Fund is to allocate to industries with large concentrations of consumption leading companies (i.e., companies with dominant market share and high brand relevancy, as well as companies that the Sub-Adviser has identified as having the potential to become future consumption leading companies). Examples of the types of companies tied to this consumption theme include, but are not limited to, e-commerce companies, home improvement retail companies, and discount apparel and home goods retail companies.

Brands are intangible assets owned by companies that often represent products and services to an end user. Companies market these products and services under a unique product name or “brand” that has built an emotional connection with customers over time and with large amounts of advertising dollars. Leading brands have become integral to daily life, often earning trust, loyalty, and respect from consumers. In business-to-business settings, leading brands also often become dominant market share owners because of technological superiority versus competitors, network effects (i.e., increased value in a product or service when more people use it), pricing power (i.e., the ability to increase prices without losing more than a marginal amount of customers), high switching cost (e.g., large costs for customers to switch to competitors) or other competitive advantages. Blending consumer-focused brands in the Fund’s portfolio alongside business-to-business brands is designed to broaden the total market opportunity of the Fund.

The Fund may also allocate up to 20% of its assets to high-quality short-term government or corporate obligations (and ETFs that invest in these securities), money market instruments and/or shares of money market mutual funds when the Sub-Adviser believes equity markets are heading into or experiencing higher volatility or bouts of short-term uncertainty and believes such an allocation will offer the Fund the best opportunity to achieve its investment objective.

Investment Universe

The Fund’s investment universe is formed from 70 or more sub-industries, across all sectors, that are determined by the Sub-Adviser to have a large number of companies focused directly or indirectly on providing products and services to consumers or other businesses, and therefore tied directly to the consumption theme, which is discussed more fully in the “Overview” section above. Examples of services that companies provide to consumers or other businesses include, but are not limited to, travel booking services, event services, such as ticketing, and digital streaming services for subscribers.

To identify its investment universe, the Sub-Adviser maintains a detailed, multi-factor quantitative and qualitative dataset that extracts data from company earnings reports, which the Sub-Adviser believes is important in seeking to identify companies operating with high operational efficiencies. This proprietary dataset is based on several factors which are discussed in greater detail in the section of the Prospectus entitled “Additional Information About the Fund’s Principal Investment Strategies.” Companies that rank at the top of these categories are considered “leading” in their industry and included in the investment universe, which the Sub-Adviser refers to as “Consumption Leaders.” Also considered Consumption Leaders are the selected innovator brands (described above).

The Fund’s Portfolio

The Sub-Adviser’s investment methodology seeks to identify companies with high brand relevancy, brand appeal, and dominant market share positions. The Sub-Adviser selects the Fund’s portfolio from the investment universe using a multi-step proprietary investment process. The process uses fundamental analysis (to select securities) and technical analyses (to determine when to buy and sell securities).

1.	Fundamental analysis. This is a method of assessing the intrinsic value of a company by analyzing various economic factors. The Sub-Adviser’s fundamental analysis includes, but is not limited to, an assessment of the company’s:

●	cash flow (i.e., the net amount of cash moving in and out of a company),

●	sales and sales growth,

●	earnings per share (i.e., earnings per outstanding share of a company’s stock during a defined period of time),

●	intangible assets (i.e., a non-physical asset, such as a protected trademark), and

●	additional financial statistics, such as strength of balance sheet (i.e., high assets over liabilities, high total assets over total debt, high cash on balance sheet, low debt to equity ratio), profitability and dividend yield (a financial ratio that indicates how much a company pays out in dividends each year relative to its share price)

The Sub-Adviser believes that selecting the top companies in the investment universe, based on the above criteria, offers a high chance of constructing a portfolio of companies with high brand relevancy, brand appeal, and dominant market share positions.

The Sub-Adviser also seeks to identify tomorrow’s leading brands, called innovator brands, that are generally smaller in market cap, growing faster than established brands, and that offer new or disruptive appeal to consumers or businesses. A company is determined to be an innovator brand, despite having a smaller market capitalization and revenue relative to its peers, if it operates within a consumption focused industry, and (i) is growing much faster relative to its peers as witnessed by sales growth data, (ii) is gaining market share relative to its peers, and/or (iii) the Sub-Adviser has determined that that the company’s offering is technologically superior relative to its peers, likely to result in easy adoption by, and loyalty from, consumers.

2.	Technical analysis. This is a method of analyzing a company’s stock price movements over various time frames to identify favorable buy and sell levels. The Sub-Adviser uses this method to seek to identify the best time to buy or sell a position in particular company. As part of its technical analysis, the Sub-Adviser conducts daily monitoring to identify companies whose stock prices appear overbought (i.e., overvalued) or oversold (attractively priced with poor sentiment). This assessment considers potential extremes in price momentum (e.g., where a company’s recent stock performance may continue in the near future) and investor sentiment (i.e., the current market attitude regarding a stock). The Sub-Adviser’s technical analysis seeks to highlight strong or weak demand for stocks, which the Sub-Adviser views as providing valuable insight that informs its portfolio decisions.

3.	Portfolio Construction. The Fund’s portfolio will typically consist of approximately 25 to 100 companies and employs an active weighting approach. Brands that the Sub-Adviser believes have greater upside potential or attractive defensive qualities will receive higher weightings in the final portfolio.

The Fund may invest in U.S. as well as non-U.S. companies of all market capitalizations, including those located in emerging market countries. The Fund may also invest in depositary receipts, such as American Depositary Receipts (“ADRs”).

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities, including depositary receipts, of Consumption Leaders.

Although the Fund may invest in companies of any market capitalization, it expects that its portfolio companies will have a market capitalization of $1 billion or greater at the time of purchase. The Fund will sell a holding when there is a change in the company’s fundamentals, the target price of the company is met, and/or the Sub-Adviser has identified more attractive investment opportunities. Such sell decisions are informed by the technical analysis described above.

The Fund may invest across sectors but may, at times, have significant exposure to specific sectors. As of the date of this Prospectus, the Fund is expected to have significant exposure to the consumer discretionary and consumer staples sectors. The Fund’s strategy is expected to result in a high annual portfolio turnover rate.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities, including depositary receipts, of Consumption Leaders.